Document And Entity Information	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	Hancock Park Corporate Income, Inc.
Entity Central Index Key	0001661306
Entity Emerging Growth Company	true
Entity File Number	814-01185
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	81-0850535
Entity Address, Address Line One	222 W. Adams Street
Entity Address, Address Line Two	Suite 1850
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	847
Local Phone Number	734-2000
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE